UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

# Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT
Money Market Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective

As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity

Net asset value June 30, 2010
Class IA: $1.00	Class IB: $1.00

Total return at net asset value
(as of 6/30/10)	Class IA shares*	Class IB shares†

6 months	0.02%	0.02%

1 year	0.06	0.04

5 years	15.35	14.17
Annualized	2.90	2.69

10 years	29.04	26.22
Annualized	2.58	2.36

Life	148.61	143.31
Annualized	4.15	4.05

Current yield (as of 6/30/10)

7-day yield (without subsidy)	–0.17%	–0.42%

7-day yield (with subsidy)	0.05%	0.05%

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

The 7-day yield is the most common gauge for measuring money market mutual fund performance. Yield reflects current performance more closely than total return.

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Putnam VT Money Market Fund 1

Report from your fund’s managers

How would you characterize the market environment during the period, and how did the fund perform?

Money market funds experienced significant change in the first six months of 2010. New regulations were implemented to tighten illiquidity requirements, enhance disclosure, and provide for regular stress testing of the funds. Beyond this, the market continues to operate in a unique environment, with extremely low rates and high volatility in credit. Both of these conditions are unlikely to change in the near future. In this climate, Putnam VT Money Market Fund’s class IA shares returned 0.02% at net asset value for the six months ended June 30, 2010.

In January, the Securities and Exchange Commission [SEC] approved reforms to better protect money market investors. How will these new regulations affect your management of the fund?

The new rules add liquidity requirements, improve maturity and credit-quality standards, enhance disclosure, and require regular “stress-testing” of money market funds. We believe that any steps that the government takes to protect and give investors greater comfort is positive for the money market industry as a whole. However, with the stricter maturity requirements, our ability to extend out on the yield curve to capture higher yields may be more limited. Nevertheless, we believe the new rules should increase the resiliency of this asset class and provide greater peace of mind for money market investors.

As money market funds have repositioned themselves to adhere to the new guidelines, the market continued to experience turmoil. What was your strategy in this environment?

Concerns remain elevated due to the sovereign debt issues in Europe. Countries like Greece, Ireland, Portugal, Spain, and Italy continue to suffer economic weakness and severe budget deficits. The issues affecting these countries increase the volatility of their short-term debt. Outside of Europe, the market remains highly sensitive, reacting with heightened risk aversion to any negative headlines. This leaves non-U.S. Treasury investments to experience high pricing volatility. In a market that seeks to maintain a stable net asset value, portfolios remain cautious of volatile securities. In this environment of heightened volatility and regulatory reform, we have positioned the fund to be more conservative. Where the fund formerly sought prudent risk in corporate bonds and non-U.S. sovereigns and quasi-sovereigns to outperform the market, we have moved our focus to U.S. government securities. As we reposition the fund to comply with the new SEC standards and protect shareholders, the fund is now primarily composed of Treasury bills and Treasury notes, with a sizable allocation to repurchase agreements. We have also shortened the fund’s duration.

What is your outlook?

The U.S. economic recovery is likely to continue, but at a more tempered pace as the effects provided by inventory rebuilding fade. The recovery has been weaker than is typical after such a sharp downturn, but better than what seemed likely six months ago. Significant economic head winds remain, however. Policy stimulus is gradually being withdrawn, and households’ access to credit remains constrained. With inflation low and declining, and with deflation a non-trivial risk, the Federal Reserve Board is likely to keep interest rates very low for a considerable time. The key question is whether Europe’s sovereign debt crisis will threaten this view, but we believe it is unlikely.

Although we see value in many non-government securities, we believe the current volatility in the market is not being properly compensated. We will continue to monitor the market for opportunities, but will remain conservatively invested as the risk and reward for non-government investments remain asymmetric.

Consider these risks before investing: Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Joanne Driscoll is a CFA charterholder. She joined Putnam in 1995 and has been in the investment industry since 1992.

Portfolio Manager Jonathan Topper has been in the investment industry since he joined Putnam in 1990.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Money Market Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been so limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$1.34	$1.34	$1.35	$1.35

Ending
value (after
expenses)	$1,000.20	$1,000.20	$1,023.46	$1,023.46

Annualized
expense ratio	0.27%	0.27%	0.27%	0.27%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT Money Market Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

U.S. GOVERNMENT AGENCY		Maturity	Principal
OBLIGATIONS (22.5%)*	Yield (%)	date	amount	Value

Bank of America Corp.
FDIC guaranteed
notes FRN, MTN	0.566	9/13/10	$4,220,000	$4,220,000

Citibank N.A. FDIC
guaranteed notes FRN	0.583	9/30/10	3,025,000	3,025,000

Citigroup Funding, Inc.
FDIC guaranteed sr. notes
FRN, MTN, Ser. D	0.438	7/30/10	4,000,000	4,000,000

Fannie Mae discount notes	0.250	9/13/10	600,000	599,692

Fannie Mae discount notes	0.235	9/1/10	3,600,000	3,598,543

Fannie Mae discount notes	0.220	7/12/10	4,200,000	4,199,718

Fannie Mae unsec.
notes FRN	0.188	7/13/10	6,000,000	5,999,976

Federal Farm Credit Bank	0.200	7/9/10	2,350,000	2,349,896

Federal Farm Credit
Bank FRB	0.540	8/10/10	2,400,000	2,400,000

Federal Farm Credit
Bank FRB	0.347	11/26/10	3,400,000	3,400,000

Federal Farm Credit Bank
FRB, Ser. 1	0.357	2/28/11	3,300,000	3,300,000

Federal Home Loan Bank
unsec. bonds FRB, Ser. 1	0.290	7/9/10	3,300,000	3,300,000

Federal Home Loan Bank
unsec. bonds FRB, Ser. 1	0.238	11/8/10	2,800,000	2,800,000

Federal Home Loan Bank
unsec. bonds FRB, Ser. 2	0.310	11/19/10	3,000,000	2,999,768

Freddie Mac	0.220	8/9/10	2,500,000	2,499,404

Freddie Mac discount notes	0.250	8/20/10	2,319,000	2,318,195

Freddie Mac discount notes	0.245	9/7/10	8,000,000	7,996,269

Freddie Mac discount notes	0.240	9/15/10	2,000,000	1,998,987

Freddie Mac discount notes	0.200	7/14/10	2,500,000	2,499,819

Freddie Mac unsec.
notes FRN	0.508	9/24/10	3,000,000	2,999,861

Freddie Mac unsec.
notes FRN	0.464	8/24/10	7,000,000	7,000,000

Freddie Mac unsec.
notes FRN	0.200	7/14/10	4,000,000	4,000,000

Total U.S. government agency obligations (cost $77,505,128)				$77,505,128

U.S. TREASURY		Maturity	Principal
OBLIGATIONS (18.0%)*	Yield (%)	date	amount	Value

U.S. Treasury Bills	0.250	4/7/11	$3,000,000	$2,994,178

U.S. Treasury Bills	0.200	8/26/10	5,200,000	5,198,382

U.S. Treasury Bills	0.160	9/2/10	3,500,000	3,499,051

U.S. Treasury Bills	0.150	10/28/10	5,000,000	4,997,579

U.S. Treasury Bills	0.130	9/23/10	5,000,000	4,998,536

U.S. Treasury Bills	0.130	8/19/10	7,000,000	6,998,761

U.S. Treasury Bills	0.100	10/14/10	3,000,000	2,999,125

U.S. Treasury Bills	0.090	9/30/10	10,000,000	9,997,700

U.S. Treasury Notes [k]	4.875	4/30/11	7,000,000	7,263,770

U.S. Treasury Notes [k]	0.875	3/31/11	7,000,000	7,030,402

U.S. Treasury Notes [k]	0.875	2/28/11	6,000,000	6,022,761

Total U.S. treasury obligations (cost $62,000,245)				$62,000,245

CERTIFICATES OF	Interest	Maturity	Principal
DEPOSIT (14.5%)*	rate (%)	date	amount	Value

Bank of Nova Scotia
(Canada)	0.370	8/10/10	$3,000,000	$2,999,733

Bank of Tokyo-Mitsubishi
UFJ, Ltd. (Japan)	0.300	7/12/10	3,600,000	3,600,000

BNP Paribas/New York,
NY (France)	0.300	8/16/10	4,100,000	4,100,000

Credit Agricole Corporate
and Investment Bank/
New York FRN (France)	0.390	7/2/10	1,800,000	1,800,005

DnB NOR Bank ASA/New
York FRN (Norway)	0.354	10/19/10	5,000,000	5,000,000

ING Bank NV/London
(Netherlands)	0.320	8/9/10	2,500,000	2,500,000

ING Bank NV/London
(Netherlands)	0.280	7/8/10	4,800,000	4,800,000

Lloyds TSB Bank PLC/New
York, NY FRN
(United Kingdom)	0.851	5/6/11	2,400,000	2,400,000

National Australia Bank,
Ltd. (Australia)	0.340	7/30/10	3,000,000	3,000,012

Rabobank Nederland NV/
NY (Netherlands)	0.300	9/10/10	2,500,000	2,500,000

Royal Bank of Canada/New
York, NY FRN (Canada)	0.351	11/4/10	3,400,000	3,400,000

Societe Generale/New
York (France)	0.320	8/12/10	2,500,000	2,499,883

Toronto Dominion Bank/
NY FRN (Canada)	0.351	2/4/11	3,700,000	3,700,000

Toronto Dominion Bank/
NY FRN (Canada)	0.347	10/29/10	3,700,000	3,700,000

Westpac Banking Corp./
NY FRN (Australia)	0.408	10/21/10	3,000,000	3,000,000

Westpac Banking Corp./
NY FRN (Australia)	0.391	11/3/10	800,000	800,000

Total certificates of deposit (cost $49,799,633)				$49,799,633

REPURCHASE AGREEMENTS (10.2%)*	Principal amount	Value

Interest in $100,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 — maturity value
of $5,800,042 for an effective yield of 0.26%
(collateralized by various corporate bonds and
notes with coupon rates ranging from zero %
to 8.60% and due dates ranging from
September 15, 2010 to March 1, 2040, valued
at $105,000,000)	$5,800,000	$5,800,000

Interest in $300,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 — maturity value
of $21,200,047 for an effective yield of 0.08%
(collateralized by various mortgage backed
securities with coupon rates ranging from 2.668%
to 6.68% and due dates ranging from
February 15, 2024 to October 15, 2040, valued
at $306,000,000)	21,200,000	21,200,000

Interest in $55,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Deutsche Bank
Securities, Inc. due July 1, 2010 — maturity value
of $3,000,018 for an effective yield of 0.21%
(collateralized by various corporate bonds and
notes with coupon rates ranging from 1.015%
to 8.50% and due dates ranging from March 20, 2012
to May 15, 2014, valued at $57,750,001)	3,000,000	3,000,000

4 Putnam VT Money Market Fund

REPURCHASE AGREEMENTS (10.2%)* cont.	Principal amount	Value

Interest in $80,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with JPMorgan
Securities, Inc. due July 1, 2010 — maturity value
of $5,000,036 for an effective yield of 0.26%
(collateralized by various corporate bonds and
notes with coupon rates ranging from 1.207%
to 3.25% and due dates ranging from July 8, 2010
to June 22, 2012, valued at $81,600,309)	$5,000,000	$5,000,000

Total repurchase agreements (cost $35,000,000)		$35,000,000

SHORT-TERM INVESTMENT FUND (10.1%)*	Shares	Value

Putnam Money Market Liquidity Fund 0.11% [e]	34,706,610	$34,706,610

Total short-term investment fund (cost $34,706,610)		$34,706,610

CORPORATE BONDS	Interest	Maturity	Principal
AND NOTES (8.7%)*	rate (%)	date	amount	Value

Commonwealth Bank
of Australia 144A
sr. unsec. notes FRN
(Australia)	0.321	6/28/11	$3,600,000	$3,600,000

JPMorgan Chase & Co.
sr. unsec. notes FRN,
MTN, Ser. C	0.858	9/24/10	2,000,000	2,001,344

JPMorgan Chase Bank NA
sr. notes FRN	0.348	6/21/11	4,600,000	4,600,000

National Australia Bank,
Ltd. 144A sr. unsec.
notes FRN (Australia)	0.377	1/27/11	3,600,000	3,600,000

Nordea Bank AB 144A FRN
(Sweden)	0.475	6/20/11	3,800,000	3,800,000

Rabobank Nederland NV
144A sr. unsec.
unsub. notes FRN
(Netherlands) M	0.436	8/16/14	2,000,000	2,000,000

Royal Bank of Canada
144A sr. unsec.
notes FRN (Canada) M	0.790	5/15/14	3,600,000	3,600,000

Svenska Handelsbanken AB
144A FRN (Sweden)	0.333	2/11/11	3,800,000	3,800,000

Westpac Banking Corp.
144A sr. unsec.
notes FRN (Australia)	0.401	7/1/11	2,400,000	2,400,000

Westpac Banking Corp.
sr. unsec. notes FRN,
MTN (Australia)	0.324	5/27/11	500,000	500,000

Total corporate bonds and notes (cost $29,901,344)				$29,901,344

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (7.3%)*	Yield (%)	date	Rating**	amount	Value

Colorado (0.4%)
Colorado Housing &
Finance Authority VRDN
(Single Family),
Ser. C-1, Class I M	0.350	11/1/36	VMIG1	$1,500,000	$1,500,000

					1,500,000
Indiana (0.9%)
Indiana State Finance
Authority VRDN,
Ser. A-1 M	0.140	2/1/37	VMIG1	3,000,000	3,000,000

					3,000,000
Maryland (1.1%)
Johns Hopkins University
Commercial Paper Ser. A	0.290	9/8/10	P-1	2,000,000	2,000,000

Johns Hopkins University
Commercial Paper Ser. C	0.250	7/21/10	P-1	1,700,000	1,700,000

					3,700,000

MUNICIPAL BONDS		Maturity		Principal
AND NOTES (7.3%)* cont.	Yield (%)	date	Rating**	amount	Value

Massachusetts (0.9%)
Massachusetts Health &
Educational Facility
Authorities Commercial
Paper (Harvard
University) Ser. EE	0.250	8/12/10	P-1	$1,000,000	$1,000,000

Massachusetts Health &
Educational Facility
Authorities Commercial
Paper (Harvard
University) Ser. EE	0.250	8/4/10	P-1	2,000,000	2,000,000

					3,000,000
Missouri (0.4%)
Missouri State Health &
Educational Facilities
Authority VRDN
(Washington University
(The)), Ser. C M	0.120	9/1/30	VMIG1	1,400,000	1,400,000

					1,400,000
North Carolina (0.9%)
North Carolina Capital
Facilities Finance
Agency Commercial Paper
(Duke University),
Ser. A1 & A2	0.250	8/2/10	P-1	3,000,000	3,000,000

					3,000,000
Oklahoma (1.2%)
Oklahoma State Turnpike
Authority VRDN, Ser. E M	0.140	1/1/28	VMIG1	4,200,000	4,200,000

					4,200,000
Texas (1.0%)
University of Texas
Commercial Paper Ser. A	0.250	7/1/10	P-1	1,905,000	1,905,000

Tarrant County, Cultural
Education Facilities
Finance Corp. VRDN
(Texas Health
Resources), Ser. D M	0.130	11/15/19	VMIG1	1,585,000	1,585,000

					3,490,000
Wyoming (0.5%)
Gillette, Pollution
Control VRDN M	0.230	1/1/18	P-1	1,900,000	1,900,000

					1,900,000

Total municipal bonds and notes (cost $25,190,000)					$25,190,000

ASSET-BACKED
COMMERCIAL		Maturity	Principal
PAPER (5.4%)*	Yield (%)	date	amount	Value

Royal Park Investments
Funding Corp. (Belgium)	0.300	7/9/10	$3,700,000	$3,699,753

Sheffield Receivables
(United Kingdom)	0.270	8/11/10	4,000,000	3,998,770

Straight-A Funding, LLC	0.420	8/24/10	4,000,000	3,997,480

Windmill Funding Corp.
(United Kingdom)	0.330	7/19/10	2,500,000	2,499,588

Windmill Funding Corp.
(United Kingdom)	0.300	7/6/10	3,000,000	2,999,875

Windmill Funding Corp.
(United Kingdom)	0.270	7/7/10	1,500,000	1,499,932

Total asset-backed commercial paper (cost $18,695,398)				$18,695,398

Putnam VT Money Market Fund 5

COMMERCIAL		Maturity	Principal
PAPER (4.3%)*	Yield (%)	date	amount	Value

Australia & New Zealand
Banking Group, Ltd.
144A (Australia)	0.397	11/23/10	$4,000,000	$4,000,000

Banco Bilbao Vizcaya
Argentaria SA/London
(Spain)	0.311	7/16/10	3,900,000	3,899,496

DnB NOR Bank ASA 144A
FRN (Norway)	0.437	3/1/11	2,000,000	2,000,000

International Bank for
Reconstruction and
Development
(Supra-Nation)	0.260	7/6/10	500,000	499,982

Nationwide Building
Society (United Kingdom)	0.330	7/15/10	3,300,000	3,299,577

Nordea North
America, Inc. (Sweden)	0.280	7/16/10	1,000,000	999,883

Total commercial paper (cost $14,698,938)				$14,698,938

Total investments (cost $347,497,296)				$347,497,296

Key to holding’s abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $344,272,541.

**The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

e See Note 5 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

k The rates shown are the current interest rates at the close of the reporting period.

M The security’s effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	70.5%	France	2.4%

Australia	6.0	Norway	2.0

Canada	5.0	Spain	1.1

United Kingdom	4.8	Belgium	1.1

Netherlands	3.4	Japan	1.0

Sweden	2.5	Supra-Nation	0.2

		Total	100.0%

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$—	$18,695,398	$—

Certificates of deposit	—	49,799,633	—

Commercial paper	—	14,698,938	—

Corporate bonds and notes	—	29,901,344	—

Municipal bonds and notes	—	25,190,000	—

Repurchase agreements	—	35,000,000	—

Short-term investment fund	34,706,610	—	—

U.S. government agency obligations	—	77,505,128	—

U.S. treasury obligations	—	62,000,245	—

Totals by level	$34,706,610	$312,790,686	$—

The accompanying notes are an integral part of these financial statements.

6 Putnam VT Money Market Fund

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (at amortized cost)	$277,790,686

Affiliated issuers (identified cost $34,706,610) (Note 5)	34,706,610

Repurchase agreements (identified cost $35,000,000)	35,000,000

Receivable from Manager (Note 2)	14,237

Interest and other receivables	187,297

Receivable for shares of the fund sold	204,118

Total assets	347,902,948

Liabilities

Payable to custodian (Note 2)	34,864

Payable for shares of the fund repurchased	3,375,930

Payable for investor servicing fees (Note 2)	29,317

Payable for custodian fees (Note 2)	7,097

Payable for Trustee compensation and expenses (Note 2)	80,690

Payable for administrative services (Note 2)	1,158

Payable for distribution fees (Note 2)	38,186

Other accrued expenses	63,165

Total liabilities	3,630,407

Net assets	$344,272,541

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$344,574,785

Distributions in excess of net investment income (Note 1)	(138)

Accumulated net realized loss on investments (Note 1)	(302,106)

Total — Representing net assets applicable to capital
shares outstanding	$344,272,541

Computation of net asset value Class IA

Net assets	$164,141,758

Number of shares outstanding	164,297,195

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$1.00

Computation of net asset value Class IB

Net assets	$180,130,783

Number of shares outstanding	180,298,960

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$1.00

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Interest (including interest income of $11,785 from investments
in affiliated issuers) (Note 5)	$526,688

Expenses

Compensation of Manager (Note 2)	516,878

Investor servicing fees (Note 2)	177,519

Custodian fees (Note 2)	7,262

Trustee compensation and expenses (Note 2)	14,533

Administrative services (Note 2)	9,873

Distribution fees — Class IB (Note 2)	229,699

Other	77,927

Fees waived and reimbursed by Manager (Note 2)	(552,671)

Total expenses	481,020

Expense reduction (Note 2)	(95)

Net expenses	480,925

Net investment income	45,763

Net realized loss on investments (Notes 1 and 3)	(165,285)

Net loss on investments	(165,285)

Net decrease in net assets resulting from operations	$(119,522)

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 7

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Decrease in net assets

Operations:

Net investment income	$45,763	$1,297,795

Net realized gain (loss) on investments	(165,285)	1,763

Net increase (decrease) in net assets
resulting from operations	(119,522)	1,299,558

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(37,871)	(826,590)

Class IB	(41,366)	(437,869)

Decrease from capital share transactions
(Note 4)	(26,262,000)	(101,591,751)

Total decrease in net assets	(26,460,759)	(101,556,652)

Net assets:

Beginning of period	370,733,300	472,289,952

End of period (including distributions in
excess of net investment income of $138
and undistributed net investment income
of $33,336, respectively)	$344,272,541	$370,733,300
* Unaudited.

The accompanying notes are an integral part of these financial statements.

8 Putnam VT Money Market Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[a,b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[a,c]	Ratio of net investment income (loss) to average net assets (%)

Class IA

6/30/10†	$1.00	.0001	(.0005)	(.0004)	(.0002)	(.0002)	$1.00	.02 *	$164,142	.14 *d	.01 *d

12/31/09	1.00	.0036	— [e]	.0036	(.0035)	(.0035)	1.00	.35	178,927	.47 [d,f]	.39 [d,f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780	.47 [f]	2.78 [f]

12/31/07	1.00	.0492	— [e]	.0492	(.0492)	(.0492)	1.00	5.05	219,558	.46 [f]	4.92 [f]

12/31/06	1.00	.0455	—	.0455	(.0455)	(.0455)	1.00	4.66	205,133	.52 [f]	4.56 [f]

12/31/05	1.00	.0275	—	.0275	(.0275)	(.0275)	1.00	2.79	211,665	.53 [f]	2.71 [f]

Class IB

6/30/10†	$1.00	.0001	(.0005)	(.0004)	(.0002)	(.0002)	$1.00	.02 *	$180,131	.14 *d	.01 *d

12/31/09	1.00	.0022	— [e]	.0022	(.0021)	(.0021)	1.00	.21	191,806	.62 [d,f]	.24 [d,f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510	.72 [f]	2.54 [f]

12/31/07	1.00	.0467	— [e]	.0467	(.0467)	(.0467)	1.00	4.79	206,134	.71 [f]	4.67 [f]

12/31/06	1.00	.0430	—	.0430	(.0430)	(.0430)	1.00	4.39	194,620	.77 [f]	4.34 [f]

12/31/05	1.00	.0250	—	.0250	(.0250)	(.0250)	1.00	2.53	134,800	.78 [f]	2.54 [f]

* Not annualized.

† Unaudited.

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields of the fund. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	6/30/10	12/31/09

Class IA	0.09%	0.07%

Class IB	0.22	0.17

e Amount represents less than $0.0001 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

12/31/09	0.04%

12/31/08	0.08

12/31/07	0.09

12/31/06	0.05

12/31/05	0.03

The accompanying notes are an integral part of these financial statements.

Putnam VT Money Market Fund 9

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT Money Market Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as an open-end management investment company. The investment objective of the fund is to seek to provide as high a rate of current income as Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital and maintenance of liquidity by investing in a diversified portfolio of high-quality short-term money market instruments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A) Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity. Gains or losses on securities sold are determined on the identified cost basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2009, the fund had a capital loss carryover of $136,821 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$15,820	12/31/15

121,001	12/31/16

The aggregate identified cost on a financial reporting and tax basis is the same.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 37.2% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.440% of the first $5 billion, 0.390% of the next $5 billion, 0.340% of the next $10 billion, 0.290% of the next $10 billion, 0.240% of the next $50 billion, 0.220% of the next $50 billion, 0.210% of the next $100 billion, and 0.205% of any excess thereafter.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management waived $552,671 as a result of this waiver, which includes $229,699 of class IB specific distribution fees from the fund.

10 Putnam VT Money Market Fund

Effective August 1, 2009 through June 30, 2011, Putnam Management has also contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 30, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At the close of the reporting period, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $95 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $247, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $3,008,223,808 and $3,032,226,789, respectively.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	29,063,182	$29,063,182	26,645,548	$26,645,548	29,757,063	$29,757,063	77,108,563	$77,108,563

Shares issued in connection with
reinvestment of distributions	37,871	37,871	826,590	826,590	41,366	41,366	437,869	437,869

	29,101,053	29,101,053	27,472,138	27,472,138	29,798,429	29,798,429	77,546,432	77,546,432

Shares repurchased	(43,791,241)	(43,791,241)	(100,350,370)	(100,350,370)	(41,370,241)	(41,370,241)	(106,259,951)	(106,259,951)

Net decrease	(14,690,188)	$(14,690,188)	(72,878,232)	$(72,878,232)	(11,571,812)	$(11,571,812)	(28,713,519)	$(28,713,519)

Note 5 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $11,785 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $133,008,369 and $122,192,183, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Putnam VT Money Market Fund 11

Note 7 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

12 Putnam VT Money Market Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2010. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 52nd percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 66th percentile in total expenses (less any applicable

Putnam VT Money Market Fund 13

12b-1 fees) as of December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 10th percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper Money Market Funds) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

18th	13th	14th

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 105, 103 and 99 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies commencing in 2010, which increased the permitted soft dollar allocation to third-party services

14 Putnam VT Money Market Fund

over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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20 Putnam VT Money Market Fund

Investment Manager	Marketing Services	Trustees
Putnam Investment Management, LLC	Putnam Retail Management	John A. Hill, Chairman
One Post Office Square	One Post Office Square	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	Boston, MA 02109	Ravi Akhoury
Barbara M. Baumann
Investment Sub-Manager	Investor Servicing Agent	Charles B. Curtis
Putnam Investments Limited	Putnam Investor Services, Inc.	Robert J. Darretta
57–59 St James’s Street	Mailing address:	Myra R. Drucker
London, England SW1A 1LD	P.O. Box 8383	Paul L. Joskow
	Boston, MA 02266-8383	Kenneth R. Leibler
	1-800-225-1581	Robert E. Patterson
George Putnam, III
	Custodian	Robert L. Reynolds
	State Street Bank and Trust Company	W. Thomas Stephens
Richard B. Worley
Legal Counsel
Ropes & Gray LLP

Putnam VT Money Market Fund 21

This report has been prepared for the shareholders	H318
of Putnam VT Money Market Fund.	262429 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010